Taxation (Components of Deferred Tax Assets and Liabilities) (Details) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets
Licensing fees and related costs and deferred revenues	23,312	24,251
Temporary differences related to deductible expenses	47,010	73,096
Tax net operating loss carry forward	16,222	0
Other temporary differences	35,482	46,166
Foreign tax credits of Actoz and Eyedentity	184,930	205,634
Less: Valuation allowance	(207,818)	(217,608)	(215,080)	(189,219)
Total deferred tax assets, net of valuation allowance	99,138	131,539
Deferred tax liabilities
Intangible assets arising from business combinations	55,502	76,892
Withholding taxes	72,490	61,616
Total deferred tax liabilities	127,992	138,508